Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2020
Registrant Name	dei_EntityRegistrantName	Anchor Series Trust
CIK	dei_EntityCentralIndexKey	0000726735
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Apr. 26, 2021
Effective Date	dei_DocumentEffectiveDate	Apr. 26, 2021
Prospectus Date	rr_ProspectusDate	Apr. 30, 2021
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
SA PGI Asset Allocation Portfolio | Class 1
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	STAAA
SA PGI Asset Allocation Portfolio | Class 2
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	STAAB
SA Wellington Capital Appreciation Portfolio | Class 1
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ASCAA
SA Wellington Capital Appreciation Portfolio | Class 2
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ASCAB
SA Wellington Government and Quality Bond Portfolio | Class 1
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ASGQA
SA Wellington Government and Quality Bond Portfolio | Class 2
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ASGQB
SA Wellington Strategic Multi-Asset Portfolio | Class 1
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ASTMA